Debt (Details Textual) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 16, 2009	Dec. 16, 2009 3.125% Senior notes due 2014 [Member]	Dec. 31, 2010 7.45% Debentures due 2097 [Member]	Jun. 30, 2010 7.45% Debentures due 2097 [Member]
Debt (Textual) [Abstract]
Repurchase of debentures						$ 136,500,000
Debt instrument, interest rate					3.125%		7.45%
Issue of debt securities due December 15, 2014				500,000,000
Additional Debt (Textual) [Abstract]
Maturities of long-term debt 2012	7,823,000
Maturities of long-term debt 2013	3,649,000
Maturities of long-term debt 2014	500,914,000
Maturities of long-term debt 2015	803,000
Maturities of long-term debt 2016	155,000
Interest expense on long-term debt	31,883,000	64,442,000	30,984,000
Costs related to the repurchase increased interest expense		$ 24,165,000